Environmental and Legal Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Environmental-related capital investments	$ 7.1	$ 7.2	$ 1.6
Environmental compliance costs	$ 133.2	$ 112.4	$ 101.1